Note 17 - Segmented Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
17.	SEGMENTED INFORMATION

The Company operates
two
distinct reportable business segments as follows:

License of Intellectual Property (Print-Based English Language Learning): Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns higher royalties from Licensing Sales compared to Finished Product Sales.

Online and Offline Language Learning (Online English Language Learning): ELL Technologies is a global web-based educational technology (“EdTech”) language learning, training, and assessment company. The Company provides the right to access to hosted software over a contract term without the customer taking possession of the software. The Company also provides offline licenses for the right to use perpetual language-learning.

Transactions between operating segments and reporting segement are recorded at the exchange amount and eliminated upon consolidation.

2020	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$239,632	$2,125,622	$30,781	$2,396,035
Segmented liabilities	281,740	159,718	87,548	529,006
Segmented revenue - online	331,701	-	-	331,701
Segmented revenue – royalty	8,335	1,762,018	-	1,770,353
Segmented direct costs	109,498	219,911	-	329,409
Segmented selling, general & administrative expense	(566,064)	71,477	568,695	74,108
Segmented other expense	300,784	222,118	581	523,483
Segmented profit (loss)	495,817	1,248,512	(569,276)	1,175,053

2019	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$136,648	$1,739,269	$75,973	$1,951,990
Segmented liabilities	286,109	675,856	223,749	1,185,714
Segmented revenue - online	259,172	-	-	259,172
Segmented revenue – royalty	22,846	1,674,204		1,697,050
Segmented direct costs	124,471	87,836	-	212,307
Segmented selling, general & administrative expense	224,320	247,673	525,166	997,159
Segmented other expense	116,212	279,056	723	395,991
Segmented profit (loss)	(182,985)	1,059,639	(525,889)	350,765

2018	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$141,238	$1,087,463	$73,303	$1,302,004
Segmented liabilities	348,214	160,750	234,446	743,410
Segmented revenue - online	206,955	-	-	206,955
Segmented revenue – offline	8,012	-	-	8,012
Segmented revenue – royalty	38,701	1,686,514	-	1,725,215
Segmented direct costs	180,832	90,188	-	271,020
Segmented selling, general & administrative expense	348,436	64,580	787,750	1,200,766
Segmented other expense	10,918	196,079	905	207,902
Segmented profit (loss)	(475,131)	1,335,666	(788,655)	71,879

Other Financial Items	2020	2019	2018
Print-Based English language learning segment income	$1,248,512	$1,059,639	$1,335,666
Online language learning segment income (loss)	495,817	(182,985)	(475,131)
Head office	(569,276)	(525,889)	(788,655)
Foreign exchange gain (loss)	(34,200)	(10,584)	38,351
Interest and other financial	(7,331)	(83,750)	(51,898)
Share-based payments	(23,144)	(93,865)	(162,489)
Other comprehensive income (loss)	(32,770)	(48,749)	32,202
Total Comprehensive Income (Loss)	$1,077,609	$113,817	$(71,954)

Revenue by Geographic Region

	2020	2019	2018
Latin America	$277,856	$214,381	$187,008
China	1,774,175	1,684,872	1,702,249
Other	50,023	56,929	50,925
	$2,102,054	$1,956,222	$1,940,182

Identifiable Non-Current Assets by Geographic Region

	2020	2019	2018
Canada	$40,021	$548,829	$52,131
China	452	567	1,033
	$40,473	$549,396	$53,164